Vanguard Small-Cap Value Index Fund
Schedule of Investments (unaudited)
As of September 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (5.4%)
	Reliance Steel & Aluminum Co.	868,621	88,634
	Mosaic Co.	4,638,115	84,738
	Scotts Miracle-Gro Co.	530,878	81,177
	Steel Dynamics Inc.	2,717,754	77,809
	Huntsman Corp.	2,699,132	59,948
	Ashland Global Holdings Inc.	822,337	58,320
	Timken Co.	919,148	49,836
	Valvoline Inc.	2,516,319	47,911
	Chemours Co.	2,233,508	46,703
	Rexnord Corp.	1,558,799	46,515
	CF Industries Holdings Inc.	1,459,140	44,810
	UFP Industries Inc.	790,272	44,658
*	Univar Solutions Inc.	2,299,073	38,808
	Hexcel Corp.	1,135,132	38,084
	Hecla Mining Co.	7,190,897	36,530
	W R Grace & Co.	900,108	36,265
[1]	Cleveland-Cliffs Inc.	5,428,760	34,853
	Sensient Technologies Corp.	576,035	33,260
	Avient Corp.	1,243,452	32,902
	Commercial Metals Co.	1,619,279	32,353
*	Element Solutions Inc.	2,876,235	30,229
	Stepan Co.	274,328	29,902
*	Alcoa Corp.	2,528,383	29,405
	Compass Minerals International Inc.	461,624	27,397
	Cabot Corp.	691,112	24,901
	Olin Corp.	1,932,241	23,921
	Minerals Technologies Inc.	463,996	23,710
*	Coeur Mining Inc.	2,982,001	22,007
	Boise Cascade Co.	533,039	21,279
	Innospec Inc.	334,096	21,155
	Mueller Industries Inc.	733,729	19,855
[1]	United States Steel Corp.	2,697,693	19,801
	Domtar Corp.	750,559	19,717
	Worthington Industries Inc.	483,002	19,697
*	GCP Applied Technologies Inc.	793,922	16,633
	Materion Corp.	276,371	14,380
	Westlake Chemical Corp.	216,878	13,711
	Schweitzer-Mauduit International Inc.	426,279	12,955
	Carpenter Technology Corp.	651,754	11,836
	Kaiser Aluminum Corp.	204,291	10,948
	Tronox Holdings plc Class A	1,171,048	9,216

		Shares	Market Value ($000)
	P H Glatfelter Co.	603,449	8,309
*	Kraton Corp.	411,631	7,335
	Schnitzer Steel Industries Inc. Class A	347,562	6,684
	Tredegar Corp.	387,454	5,761
*	PQ Group Holdings Inc.	554,875	5,693
*	Koppers Holdings Inc.	271,910	5,686
*	Century Aluminum Co.	669,296	4,765
	FutureFuel Corp.	356,980	4,059
			1,485,061
Consumer Discretionary (16.0%)
*	Peloton Interactive Inc. Class A	1,332,149	132,202
	L Brands Inc.	3,022,580	96,148
	Service Corp. International	2,276,639	96,029
	Williams-Sonoma Inc.	1,057,955	95,681
	Newell Brands Inc.	5,200,927	89,248
	New York Times Co. Class A	2,031,067	86,909
*	BJ's Wholesale Club Holdings Inc.	1,875,929	77,945
	Toll Brothers Inc.	1,537,615	74,820
	Polaris Inc.	792,449	74,760
	Hanesbrands Inc.	4,734,706	74,572
	Leggett & Platt Inc.	1,800,424	74,123
*	ServiceMaster Global Holdings Inc.	1,794,983	71,584
	Nielsen Holdings plc	4,849,637	68,768
	Thor Industries Inc.	713,116	67,931
	Lithia Motors Inc. Class A	289,918	66,084
	Gap Inc.	3,809,113	64,869
*,1	Norwegian Cruise Line Holdings Ltd.	3,746,649	64,105
	Wyndham Hotels & Resorts Inc.	1,266,906	63,979
	Alaska Air Group Inc.	1,687,249	61,804
	Tapestry Inc.	3,755,173	58,693
	PVH Corp.	965,671	57,593
*	AutoNation Inc.	1,067,448	56,500
*	Meritage Homes Corp.	511,350	56,448
*	Mattel Inc.	4,717,478	55,194
	Wendy's Co.	2,434,983	54,288
	Aaron's Inc.	913,065	51,725
	Carter's Inc.	593,168	51,356
	Harley-Davidson Inc.	2,083,919	51,139
	Marriott Vacations Worldwide Corp.	558,111	50,682
	Dick's Sporting Goods Inc.	841,645	48,714
*	Murphy USA Inc.	376,955	48,352
	Foot Locker Inc.	1,417,526	46,821
	KB Home	1,169,541	44,899
	Interpublic Group of Cos. Inc.	2,666,408	44,449
	Lear Corp.	407,278	44,414
	AMERCO	120,382	42,854
	H&R Block Inc.	2,622,678	42,723
[1]	American Airlines Group Inc.	3,455,219	42,465
*	JetBlue Airways Corp.	3,704,702	41,974
*	Deckers Outdoor Corp.	190,536	41,920
*	Taylor Morrison Home Corp. Class A	1,675,559	41,202
	Aramark	1,546,905	40,916
	Ralph Lauren Corp. Class A	589,255	40,052
	Kohl's Corp.	2,144,241	39,733
	Qurate Retail Inc. Class A	5,269,745	37,837
*	Mohawk Industries Inc.	386,972	37,765
	Cracker Barrel Old Country Store Inc.	322,210	36,945
*	Capri Holdings Ltd.	2,044,442	36,800

		Shares	Market Value ($000)
	Wyndham Destinations Inc.	1,159,337	35,661
	TEGNA Inc.	2,977,485	34,985
	MDC Holdings Inc.	689,773	32,488
*	TRI Pointe Group Inc.	1,772,340	32,150
	American Eagle Outfitters Inc.	2,025,576	29,999
*	Under Armour Inc. Class A	2,566,095	28,817
	Hyatt Hotels Corp. Class A	522,765	27,900
	Sabre Corp.	4,237,488	27,586
	Wolverine World Wide Inc.	1,057,779	27,333
*	Under Armour Inc. Class C	2,671,161	26,284
*	Visteon Corp.	378,429	26,195
	Brinker International Inc.	612,829	26,180
	Extended Stay America Inc.	2,172,385	25,960
	KAR Auction Services Inc.	1,757,341	25,306
[1]	Bed Bath & Beyond Inc.	1,645,226	24,645
	TripAdvisor Inc.	1,240,887	24,309
	Goodyear Tire & Rubber Co.	3,168,644	24,303
*	Asbury Automotive Group Inc.	249,208	24,285
	Dana Inc.	1,964,869	24,207
	Herman Miller Inc.	800,502	24,143
[1]	Macy's Inc.	4,218,908	24,048
	Big Lots Inc.	533,516	23,795
	PriceSmart Inc.	333,442	22,157
	Cooper Tire & Rubber Co.	684,134	21,687
	Graham Holdings Co. Class B	53,603	21,662
	Penske Automotive Group Inc.	444,023	21,162
	Group 1 Automotive Inc.	235,839	20,846
	Rent-A-Center Inc.	695,389	20,785
*	Overstock.com Inc.	276,228	20,068
*	Delphi Technologies plc	1,174,269	19,622
*	Central Garden & Pet Co. Class A	537,640	19,430
*,1	Spirit Airlines Inc.	1,205,823	19,414
*	Laureate Education Inc. Class A	1,459,024	19,376
	SkyWest Inc.	648,329	19,359
	Rush Enterprises Inc. Class A	374,012	18,903
	La-Z-Boy Inc.	594,260	18,796
*	Avis Budget Group Inc.	710,553	18,702
*	Knowles Corp.	1,246,243	18,569
	HNI Corp.	580,327	18,211
	John Wiley & Sons Inc. Class A	574,173	18,207
[1]	Nordstrom Inc.	1,495,493	17,826
[1]	Kontoor Brands Inc.	698,956	16,915
*	Urban Outfitters Inc.	797,812	16,602
	Bloomin' Brands Inc.	1,071,492	16,362
*	Adtalem Global Education Inc.	634,966	15,582
[1]	Cheesecake Factory Inc.	556,421	15,435
	Acushnet Holdings Corp.	454,677	15,282
	Sturm Ruger & Co. Inc.	237,926	14,552
	ODP Corp.	716,202	13,930
*	Lions Gate Entertainment Corp. Class B	1,581,010	13,786
	Cinemark Holdings Inc.	1,361,182	13,612
*	Sally Beauty Holdings Inc.	1,534,717	13,337
	Signet Jewelers Ltd.	675,969	12,641
*,1	AMC Networks Inc. Class A	496,342	12,265
*	Hilton Grand Vacations Inc.	578,499	12,137
	Abercrombie & Fitch Co. Class A	848,223	11,816
	Sonic Automotive Inc. Class A	291,148	11,692
[1]	Sinclair Broadcast Group Inc. Class A	607,606	11,684

		Shares	Market Value ($000)
	Dine Brands Global Inc.	212,130	11,580
	Coty Inc. Class A	4,159,937	11,232
	Steelcase Inc. Class A	1,077,561	10,894
	Levi Strauss & Co. Class A	795,092	10,654
	Allegiant Travel Co. Class A	88,292	10,577
	Steven Madden Ltd.	508,485	9,915
*,1	Michaels Cos. Inc.	1,001,852	9,673
	Matthews International Corp. Class A	403,888	9,031
*	Sleep Number Corp.	179,096	8,760
	Oxford Industries Inc.	215,891	8,713
	BJ's Restaurants Inc.	287,831	8,474
*	American Axle & Manufacturing Holdings Inc.	1,463,308	8,443
	Knoll Inc.	689,534	8,316
	Buckle Inc.	403,145	8,220
*,1	Lions Gate Entertainment Corp. Class A	852,896	8,085
*	Vista Outdoor Inc.	394,783	7,967
*	Zumiez Inc.	276,672	7,697
	Hawaiian Holdings Inc.	594,217	7,659
*	GoPro Inc. Class A	1,665,144	7,543
*	G-III Apparel Group Ltd.	555,464	7,282
*	K12 Inc.	267,047	7,034
*	Cars.com Inc.	868,125	7,014
	Meredith Corp.	520,620	6,831
	Guess? Inc.	551,579	6,409
*	WW International Inc.	323,454	6,104
	National Presto Industries Inc.	71,619	5,863
	Smith & Wesson Brands Inc.	358,734	5,568
*	At Home Group Inc.	370,986	5,513
*	MSG Networks Inc. Class A	557,040	5,331
*	Central Garden & Pet Co.	132,243	5,280
*	RealReal Inc.	357,765	5,177
	Scholastic Corp.	243,207	5,105
*	elf Beauty Inc.	275,915	5,069
	Interface Inc. Class A	795,844	4,871
*	Clear Channel Outdoor Holdings Inc.	4,766,012	4,766
*	Tenneco Inc. Class A	663,119	4,602
	Designer Brands Inc. Class A	831,621	4,516
	Inter Parfums Inc.	117,934	4,405
*	El Pollo Loco Holdings Inc.	244,272	3,957
	Rush Enterprises Inc. Class B	88,182	3,906
*,1	GameStop Corp. Class A	352,263	3,593
[1]	AMC Entertainment Holdings Inc. Class A	754,303	3,553
[1]	Dillard's Inc. Class A	91,490	3,341
*	American Public Education Inc.	95,587	2,695
	Children's Place Inc.	94,272	2,673
	Systemax Inc.	101,985	2,442
	Caleres Inc.	250,633	2,396
*	Genesco Inc.	94,893	2,044
*	Lands' End Inc.	79,782	1,040
*	Regis Corp.	157,508	967
*	Corsair Gaming Inc.	9,098	183
			4,371,968
Consumer Staples (4.1%)
	Bunge Ltd.	1,806,377	82,551
*	Darling Ingredients Inc.	2,202,531	79,357
*	Herbalife Nutrition Ltd.	1,504,721	70,195
*	Helen of Troy Ltd.	344,363	66,641
	Ingredion Inc.	865,423	65,495

		Shares	Market Value ($000)
*	Performance Food Group Co.	1,805,145	62,494
*	US Foods Holding Corp.	2,700,701	60,010
	Flowers Foods Inc.	2,445,996	59,511
*	Grocery Outlet Holding Corp.	1,121,039	44,079
	Molson Coors Beverage Co. Class B	1,201,974	40,338
*	Hain Celestial Group Inc.	1,108,438	38,019
	Nu Skin Enterprises Inc. Class A	698,838	35,005
*	Sprouts Farmers Market Inc.	1,603,960	33,571
	Energizer Holdings Inc.	838,591	32,822
	Sanderson Farms Inc.	272,210	32,113
	Spectrum Brands Holdings Inc.	556,261	31,796
*	TreeHouse Foods Inc.	768,323	31,140
[1]	B&G Foods Inc.	872,600	24,232
	Lancaster Colony Corp.	131,008	23,424
	Reynolds Consumer Products Inc.	712,936	21,830
*	Edgewell Personal Care Co.	739,189	20,609
*	Hostess Brands Inc. Class A	1,607,291	19,818
	Core-Mark Holding Co. Inc.	613,262	17,742
	Vector Group Ltd.	1,771,978	17,170
*	Cal-Maine Foods Inc.	445,729	17,103
	Universal Corp.	319,666	13,388
*	United Natural Foods Inc.	743,685	11,059
	Weis Markets Inc.	219,508	10,536
*	Pilgrim's Pride Corp.	663,694	9,932
	Seaboard Corp.	3,158	8,958
	Fresh Del Monte Produce Inc.	386,279	8,854
	Andersons Inc.	403,907	7,743
	ACCO Brands Corp.	1,220,392	7,078
*,1	Rite Aid Corp.	705,968	6,700
[1]	Tootsie Roll Industries Inc.	215,755	6,667
			1,117,980
Energy (3.2%)
	Noble Energy Inc.	6,588,905	56,335
	Devon Energy Corp.	5,203,566	49,226
	Apache Corp.	5,131,044	48,591
	National Oilwell Varco Inc.	5,277,997	47,819
	Equitrans Midstream Corp.	5,585,016	47,249
	EQT Corp.	3,475,960	44,944
	Marathon Oil Corp.	10,731,384	43,891
	Targa Resources Corp.	3,011,529	42,252
*	First Solar Inc.	617,075	40,850
	HollyFrontier Corp.	1,982,164	39,069
	Cimarex Energy Co.	1,387,188	33,750
	Diamondback Energy Inc.	1,072,282	32,297
	Arcosa Inc.	657,392	28,985
[1]	Ovintiv Inc.	3,357,141	27,394
	Antero Midstream Corp.	4,211,223	22,614
	Range Resources Corp.	3,134,041	20,747
	Helmerich & Payne Inc.	1,387,930	20,333
*	Southwestern Energy Co.	8,233,925	19,350
*	CNX Resources Corp.	2,038,910	19,247
	Murphy Oil Corp.	1,984,330	17,700
	World Fuel Services Corp.	820,234	17,381
*,1	SunPower Corp.	1,040,851	13,021
	Warrior Met Coal Inc.	696,089	11,889
	Archrock Inc.	2,079,893	11,190
	Delek US Holdings Inc.	1,001,665	11,149
*	ChampionX Corp.	1,357,470	10,846

		Shares	Market Value ($000)
	Core Laboratories NV	604,658	9,227
[1]	Continental Resources Inc.	744,598	9,144
*,1	Antero Resources Corp.	3,104,132	8,536
	Arch Resources Inc.	195,676	8,312
*	Magnolia Oil & Gas Corp. Class A	1,585,730	8,198
	PBF Energy Inc. Class A	1,305,319	7,427
*	NOW Inc.	1,487,314	6,752
*	Dril-Quip Inc.	238,771	5,912
	CVR Energy Inc.	410,155	5,078
*	Helix Energy Solutions Group Inc.	1,938,529	4,672
*	MRC Global Inc.	1,060,149	4,538
	Patterson-UTI Energy Inc.	1,209,298	3,447
*,1,2	Transocean Ltd.	3,966,523	3,201
*	Oceaneering International Inc.	674,832	2,376
*	ProPetro Holding Corp.	583,057	2,367
*	RPC Inc.	882,865	2,331
	Berry Corp.	461,937	1,464
	SM Energy Co.	778,721	1,238
*	Oil States International Inc.	394,202	1,076
*	Gulfport Energy Corp.	2,416	1
*,1	Whiting Petroleum Corp. Class A Warrants Exp. 09/01/2024	196	1
			873,417
Financials (20.3%)
	Brown & Brown Inc.	3,272,115	148,129
	Apollo Global Management Inc. Class A	2,807,375	125,630
	RenaissanceRe Holdings Ltd.	696,486	118,222
	Assurant Inc.	811,153	98,401
	Reinsurance Group of America Inc.	925,194	88,069
*	Athene Holding Ltd. Class A	2,515,189	85,718
	LPL Financial Holdings Inc.	1,075,513	82,460
	Voya Financial Inc.	1,715,339	82,216
	Commerce Bancshares Inc.	1,365,064	76,839
	First American Financial Corp.	1,440,715	73,347
	Comerica Inc.	1,893,663	72,433
	Invesco Ltd.	6,241,703	71,218
	First Horizon National Corp.	7,523,883	70,950
	American Financial Group Inc.	1,023,459	68,551
	Zions Bancorp NA	2,233,793	65,271
	East West Bancorp Inc.	1,924,085	62,995
	Prosperity Bancshares Inc.	1,197,088	62,045
	Primerica Inc.	537,443	60,806
	People's United Financial Inc.	5,776,570	59,556
	Ares Management Corp. Class A	1,460,455	59,032
	Carlyle Group Inc.	2,370,865	58,489
	Old Republic International Corp.	3,927,815	57,896
	Signature Bank	697,503	57,886
	Kemper Corp.	844,024	56,406
	Eaton Vance Corp.	1,474,919	56,268
	Starwood Property Trust Inc.	3,674,952	55,455
	AGNC Investment Corp.	3,784,174	52,638
	First Financial Bankshares Inc.	1,834,934	51,213
	New York Community Bancorp Inc.	5,993,333	49,565
	Cullen/Frost Bankers Inc.	767,382	49,074
	Jefferies Financial Group Inc.	2,719,220	48,946
	RLI Corp.	580,726	48,624
	TCF Financial Corp.	2,070,231	48,361
	South State Corp.	964,474	46,439
	SEI Investments Co.	898,401	45,567

		Shares	Market Value ($000)
	Axis Capital Holdings Ltd.	1,031,872	45,444
	New Residential Investment Corp.	5,653,688	44,947
	Lazard Ltd. Class A	1,356,217	44,823
	Stifel Financial Corp.	885,669	44,779
*	Cannae Holdings Inc.	1,184,101	44,120
	Janus Henderson Group plc	2,000,099	43,442
	Hanover Insurance Group Inc.	461,638	43,015
	Unum Group	2,491,386	41,930
	Selective Insurance Group Inc.	813,383	41,881
	Glacier Bancorp Inc.	1,299,096	41,636
	Popular Inc.	1,145,296	41,540
	Blackstone Mortgage Trust Inc. Class A	1,888,748	41,496
	SLM Corp.	5,102,912	41,283
	Affiliated Managers Group Inc.	601,401	41,124
	MGIC Investment Corp.	4,604,266	40,794
	Synovus Financial Corp.	1,903,158	40,290
	Community Bank System Inc.	727,929	39,643
	Lincoln National Corp.	1,247,317	39,078
	Radian Group Inc.	2,604,931	38,058
	United Bankshares Inc.	1,764,544	37,885
	Valley National Bancorp	5,216,815	35,735
	Bank OZK	1,666,018	35,519
	PennyMac Financial Services Inc.	590,627	34,327
*	Brighthouse Financial Inc.	1,265,065	34,043
	Webster Financial Corp.	1,226,523	32,392
	Umpqua Holdings Corp.	2,994,469	31,801
	OneMain Holdings Inc.	1,004,584	31,393
	Wintrust Financial Corp.	783,323	31,372
	National General Holdings Corp.	925,405	31,232
	White Mountains Insurance Group Ltd.	40,069	31,214
	CNO Financial Group Inc.	1,927,287	30,914
	Artisan Partners Asset Management Inc. Class A	792,619	30,904
	Evercore Inc. Class A	468,998	30,701
	Home BancShares Inc.	2,021,973	30,653
	UMB Financial Corp.	620,417	30,407
	FNB Corp.	4,395,480	29,801
	CVB Financial Corp.	1,750,808	29,116
	Old National Bancorp	2,245,149	28,199
	Federated Hermes Inc. Class B	1,294,286	27,840
	Bank of Hawaii Corp.	547,347	27,652
	BankUnited Inc.	1,256,569	27,531
	American Equity Investment Life Holding Co.	1,250,502	27,499
	PacWest Bancorp	1,587,569	27,116
*	Genworth Financial Inc. Class A	8,077,070	27,058
	Essent Group Ltd.	725,638	26,856
*	Enstar Group Ltd.	164,732	26,604
	Moelis & Co. Class A	751,243	26,399
	Associated Banc-Corp	2,090,026	26,376
	BancorpSouth Bank	1,353,539	26,232
	Chimera Investment Corp.	3,171,333	26,005
	First Hawaiian Inc.	1,766,319	25,559
*	PRA Group Inc.	619,828	24,762
	CIT Group Inc.	1,338,747	23,709
	Independent Bank Corp.	448,106	23,472
	Columbia Banking System Inc.	973,952	23,229
	Assured Guaranty Ltd.	1,079,240	23,182
	Atlantic Union Bankshares Corp.	1,070,412	22,875
	Cathay General Bancorp	1,034,910	22,437

		Shares	Market Value ($000)
	Navient Corp.	2,637,320	22,285
	Investors Bancorp Inc.	3,058,740	22,206
	Hancock Whitney Corp.	1,174,267	22,088
	PennyMac Mortgage Investment Trust	1,350,067	21,696
	Washington Federal Inc.	1,029,519	21,476
*	Texas Capital Bancshares Inc.	685,730	21,347
	Walker & Dunlop Inc.	401,823	21,297
	Simmons First National Corp. Class A	1,333,759	21,147
	Fulton Financial Corp.	2,204,036	20,564
	Houlihan Lokey Inc. Class A	344,922	20,368
	Hilltop Holdings Inc.	981,580	20,201
	United Community Banks Inc.	1,175,844	19,907
	BOK Financial Corp.	382,422	19,699
	Western Alliance Bancorp	616,587	19,496
	International Bancshares Corp.	736,568	19,195
	Two Harbors Investment Corp.	3,721,958	18,945
	Westamerica Bancorp	347,954	18,911
	Horace Mann Educators Corp.	562,243	18,779
	WesBanco Inc.	874,753	18,685
	WSFS Financial Corp.	688,906	18,580
	First Interstate BancSystem Inc. Class A	579,063	18,443
	Apollo Commercial Real Estate Finance Inc.	2,008,217	18,094
	Flagstar Bancorp Inc.	580,768	17,208
	First Merchants Corp.	736,078	17,048
	Capitol Federal Financial Inc.	1,828,211	16,938
	Piper Sandler Cos.	231,621	16,908
[1]	Broadmark Realty Capital Inc.	1,708,323	16,844
	First Midwest Bancorp Inc.	1,554,475	16,757
	Trustmark Corp.	776,240	16,619
	MFA Financial Inc.	6,164,541	16,521
	Renasant Corp.	725,846	16,491
	Park National Corp.	199,485	16,350
*	Axos Financial Inc.	687,574	16,027
	Mercury General Corp.	379,709	15,709
*	Encore Capital Group Inc.	404,869	15,624
	Santander Consumer USA Holdings Inc.	858,754	15,621
	First Bancorp	2,966,747	15,486
	Argo Group International Holdings Ltd.	447,829	15,419
	FirstCash Inc.	267,481	15,303
	NBT Bancorp Inc.	567,927	15,232
	First Financial Bancorp	1,266,076	15,199
	Northwest Bancshares Inc.	1,651,104	15,190
	Towne Bank	896,368	14,700
	Banner Corp.	454,212	14,653
	Cadence Bancorp Class A	1,627,248	13,978
	Sterling Bancorp	1,322,325	13,911
	Virtus Investment Partners Inc.	99,008	13,727
	BancFirst Corp.	333,124	13,605
	Safety Insurance Group Inc.	196,692	13,589
*	Open Lending Corp. Class A	528,775	13,484
	First Citizens BancShares Inc. Class A	42,086	13,416
	Waddell & Reed Financial Inc. Class A	843,574	12,527
	Nelnet Inc. Class A	203,094	12,236
	Hope Bancorp Inc.	1,592,399	12,078
	City Holding Co.	209,299	12,058
	Provident Financial Services Inc.	961,274	11,728
	iStar Inc.	971,508	11,473
	ProAssurance Corp.	732,809	11,461

		Shares	Market Value ($000)
	Employers Holdings Inc.	378,165	11,439
	Eagle Bancorp Inc.	394,454	10,567
	First Commonwealth Financial Corp.	1,334,548	10,329
	Tompkins Financial Corp.	173,951	9,882
	BGC Partners Inc. Class A	4,053,071	9,727
	S&T Bancorp Inc.	539,060	9,536
	Ladder Capital Corp. Class A	1,329,559	9,466
	Great Western Bancorp Inc.	748,030	9,313
	Brookline Bancorp Inc.	1,030,188	8,906
	OFG Bancorp	698,178	8,699
	ARMOUR Residential REIT Inc.	879,678	8,366
*	Ambac Financial Group Inc.	622,855	7,954
*	Columbia Financial Inc.	704,064	7,815
	National Western Life Group Inc. Class A	42,058	7,687
*	Third Point Reinsurance Ltd.	1,097,140	7,625
	American National Group Inc.	111,012	7,497
	Capstead Mortgage Corp.	1,330,789	7,479
	Heartland Financial USA Inc.	238,240	7,146
	TPG RE Finance Trust Inc.	835,057	7,065
*,1	World Acceptance Corp.	65,583	6,922
[1]	Invesco Mortgage Capital Inc.	2,465,654	6,682
	KKR Real Estate Finance Trust Inc.	403,891	6,676
	Berkshire Hills Bancorp Inc.	650,691	6,578
	FBL Financial Group Inc. Class A	132,581	6,390
	United Fire Group Inc.	292,105	5,936
	Northfield Bancorp Inc.	650,188	5,930
	Boston Private Financial Holdings Inc.	1,061,922	5,862
	WisdomTree Investments Inc.	1,732,233	5,543
	Central Pacific Financial Corp.	369,638	5,016
	Dime Community Bancshares Inc.	382,127	4,322
*	MBIA Inc.	706,771	4,283
*,1	Lemonade Inc.	76,922	3,825
	State Auto Financial Corp.	238,449	3,281
*	StepStone Group Inc. Class A	117,622	3,130
*	Assetmark Financial Holdings Inc.	123,512	2,685
	Granite Point Mortgage Trust Inc.	375,691	2,664
*	LendingClub Corp.	468,766	2,208
	Associated Capital Group Inc. Class A	25,791	932
*,2	Frontier Financial Corp.	2	—
			5,563,929
Health Care (7.9%)
	PerkinElmer Inc.	1,520,583	190,848
*	Molina Healthcare Inc.	806,444	147,612
*	10X Genomics Inc. Class A	983,735	122,652
*	Jazz Pharmaceuticals plc	717,380	102,291
	STERIS plc	578,346	101,899
*	Novavax Inc.	833,005	90,256
	Encompass Health Corp.	1,354,564	88,020
*	Mirati Therapeutics Inc.	514,862	85,493
*	Charles River Laboratories International Inc.	337,801	76,495
*	United Therapeutics Corp.	603,992	61,003
*	Iovance Biotherapeutics Inc.	1,792,353	59,004
	Premier Inc. Class A	1,656,826	54,394
*	Envista Holdings Corp.	2,167,608	53,497
*	Mylan NV	3,521,751	52,228
*	Sage Therapeutics Inc.	706,826	43,201
	Perrigo Co. plc	930,294	42,710
	Hill-Rom Holdings Inc.	452,896	37,821

		Shares	Market Value ($000)
*	Turning Point Therapeutics Inc.	430,120	37,575
*	Bridgebio Pharma Inc.	998,411	37,460
*	Denali Therapeutics Inc.	1,008,922	36,150
*	Tenet Healthcare Corp.	1,433,191	35,128
*	Acadia Healthcare Co. Inc.	1,149,353	33,883
*	Reata Pharmaceuticals Inc. Class A	330,131	32,161
*	Select Medical Holdings Corp.	1,457,552	30,346
*	Axsome Therapeutics Inc.	405,450	28,888
	Patterson Cos. Inc.	1,178,389	28,405
*	Integer Holdings Corp.	446,725	26,361
*	Prestige Consumer Healthcare Inc.	686,457	25,001
*	Magellan Health Inc.	309,789	23,476
	Healthcare Services Group Inc.	1,011,693	21,782
*	Avanos Medical Inc.	650,476	21,609
*	Kodiak Sciences Inc.	364,842	21,602
*	TG Therapeutics Inc.	731,442	19,573
*	ChemoCentryx Inc.	351,370	19,255
*	MEDNAX Inc.	1,104,048	17,974
	CONMED Corp.	194,471	15,299
*	Madrigal Pharmaceuticals Inc.	115,478	13,711
*	Myriad Genetics Inc.	965,275	12,587
*	Intra-Cellular Therapies Inc.	483,289	12,401
	National HealthCare Corp.	167,097	10,412
	Owens & Minor Inc.	411,996	10,345
*	Endo International plc	3,125,468	10,314
*,1	OPKO Health Inc.	2,730,771	10,077
*	Meridian Bioscience Inc.	582,897	9,898
*	Viela Bio Inc.	334,902	9,404
*	NextGen Healthcare Inc.	725,347	9,241
*	Karuna Therapeutics Inc.	117,497	9,085
*	Immunovant Inc.	236,872	8,336
*	Black Diamond Therapeutics Inc.	268,519	8,117
*	Tivity Health Inc.	561,083	7,866
*	American Well Corp. Class A	254,766	7,551
*,1	Aerie Pharmaceuticals Inc.	632,561	7,445
*	Health Catalyst Inc.	202,637	7,417
*	Forma Therapeutics Holdings Inc.	139,784	6,967
*	Stoke Therapeutics Inc.	203,759	6,824
*	Varex Imaging Corp.	531,724	6,764
*	Zogenix Inc.	377,078	6,761
*	Brookdale Senior Living Inc.	2,491,969	6,330
*	Amneal Pharmaceuticals Inc.	1,605,220	6,228
*	Kiniksa Pharmaceuticals Ltd. Class A	340,889	5,222
*,1	Vaxcyte Inc.	103,850	5,128
*	AnaptysBio Inc.	334,250	4,930
	Phibro Animal Health Corp. Class A	275,963	4,802
*,1	ALX Oncology Holdings Inc.	100,511	3,793
*	NGM Biopharmaceuticals Inc.	234,010	3,723
*	Outset Medical Inc.	68,794	3,440
*	Surgery Partners Inc.	154,672	3,387
*	Allovir Inc.	112,804	3,102
*	G1 Therapeutics Inc.	193,896	2,239
*	Kymera Therapeutics Inc.	45,465	1,469
*	Oak Street Health Inc.	6,115	327
*,1,2	Synergy Pharmaceuticals LLC	1,169,882	7
			2,167,002
Industrials (20.7%)
	IDEX Corp.	1,027,616	187,447

		Shares	Market Value ($000)
*	Generac Holdings Inc.	853,891	165,347
	Booz Allen Hamilton Holding Corp. Class A	1,873,993	155,504
	RPM International Inc.	1,769,153	146,557
	Allegion plc	1,254,289	124,062
	Pentair plc	2,258,307	103,363
	Owens Corning	1,468,903	101,075
	AptarGroup Inc.	877,986	99,388
	Quanta Services Inc.	1,876,953	99,216
*	Sensata Technologies Holding plc	2,142,376	92,422
*	AECOM	2,181,038	91,255
	Carlisle Cos. Inc.	743,379	90,967
*	HD Supply Holdings Inc.	2,202,854	90,846
	Howmet Aerospace Inc.	5,337,974	89,251
	Sealed Air Corp.	2,117,059	82,163
	Donaldson Co. Inc.	1,718,200	79,759
	Robert Half International Inc.	1,480,997	78,404
	Lincoln Electric Holdings Inc.	807,330	74,307
*	Bill.com Holdings Inc.	737,655	73,994
	Knight-Swift Transportation Holdings Inc. Class A	1,735,959	70,654
	Tetra Tech Inc.	732,820	69,984
	Sonoco Products Co.	1,365,047	69,713
	CoreLogic Inc.	1,026,578	69,469
	ITT Inc.	1,174,950	69,381
	Oshkosh Corp.	926,179	68,074
	MSA Safety Inc.	502,333	67,398
*	Axalta Coating Systems Ltd.	2,880,607	63,863
	Brunswick Corp.	1,076,515	63,417
	MDU Resources Group Inc.	2,726,937	61,356
	AGCO Corp.	814,832	60,518
	ManpowerGroup Inc.	789,710	57,909
	Acuity Brands Inc.	539,042	55,171
	Graphic Packaging Holding Co.	3,791,981	53,429
	Curtiss-Wright Corp.	567,162	52,894
*	FTI Consulting Inc.	497,675	52,739
*	XPO Logistics Inc.	620,962	52,571
	Regal Beloit Corp.	551,829	51,800
*	Builders FirstSource Inc.	1,587,044	51,769
	Allison Transmission Holdings Inc.	1,462,489	51,392
	EMCOR Group Inc.	746,674	50,557
	Hubbell Inc. Class B	368,450	50,419
	Flowserve Corp.	1,770,032	48,304
	Louisiana-Pacific Corp.	1,527,259	45,069
	KBR Inc.	1,935,893	43,287
*	Colfax Corp.	1,368,479	42,915
	nVent Electric plc	2,310,922	40,880
	UniFirst Corp.	207,360	39,268
	Huntington Ingalls Industries Inc.	276,065	38,856
	Silgan Holdings Inc.	1,055,589	38,814
	EnerSys	577,670	38,773
	Watts Water Technologies Inc. Class A	373,256	37,382
	Valmont Industries Inc.	275,974	34,270
*	Middleby Corp.	378,176	33,926
	EVERTEC Inc.	977,250	33,920
	Crane Co.	670,721	33,623
	Werner Enterprises Inc.	798,694	33,537
	MSC Industrial Direct Co. Inc. Class A	526,236	33,300
	ABM Industries Inc.	906,582	33,235
	Kennametal Inc.	1,127,743	32,637

		Shares	Market Value ($000)
	Altra Industrial Motion Corp.	879,265	32,506
	Woodward Inc.	402,644	32,276
	HB Fuller Co.	701,264	32,104
*	MasTec Inc.	752,890	31,772
*	Green Dot Corp. Class A	616,969	31,225
	Ryder System Inc.	731,878	30,914
	Triton International Ltd.	749,513	30,483
	GATX Corp.	475,974	30,343
*	WESCO International Inc.	680,498	29,955
*	Navistar International Corp.	676,596	29,459
	Applied Industrial Technologies Inc.	526,456	29,008
	ESCO Technologies Inc.	354,092	28,526
	Brink's Co.	688,478	28,290
*	Kirby Corp.	775,338	28,044
	Spirit AeroSystems Holdings Inc. Class A	1,436,358	27,162
	Macquarie Infrastructure Corp.	1,005,917	27,049
*	SPX Corp.	577,381	26,779
	Moog Inc. Class A	408,013	25,921
	Alliance Data Systems Corp.	616,442	25,878
*	Summit Materials Inc. Class A	1,551,244	25,658
	ManTech International Corp. Class A	369,162	25,428
	Brady Corp. Class A	625,595	25,036
*	SPX FLOW Inc.	576,978	24,706
	Hillenbrand Inc.	863,853	24,499
	Trinity Industries Inc.	1,210,274	23,600
	Matson Inc.	585,811	23,485
	Barnes Group Inc.	652,807	23,331
*	Beacon Roofing Supply Inc.	749,323	23,281
	O-I Glass Inc.	2,134,423	22,604
	Armstrong World Industries Inc.	325,418	22,392
	Korn Ferry	765,141	22,189
*	Hub Group Inc. Class A	433,005	21,735
*	Atlas Air Worldwide Holdings Inc.	355,422	21,645
	Air Lease Corp. Class A	734,406	21,606
	Schneider National Inc. Class B	833,650	20,616
	Otter Tail Corp.	555,825	20,104
*	JELD-WEN Holding Inc.	888,959	20,090
	Maxar Technologies Inc.	786,430	19,614
*	Meritor Inc.	933,939	19,557
*	BMC Stock Holdings Inc.	455,682	19,517
	McGrath RentCorp	327,512	19,516
	Belden Inc.	605,887	18,855
	ADT Inc.	2,267,927	18,529
*	Resideo Technologies Inc.	1,678,553	18,464
	Terex Corp.	895,291	17,333
*	OSI Systems Inc.	221,309	17,176
*	Sykes Enterprises Inc.	490,224	16,771
	Astec Industries Inc.	307,381	16,675
	EnPro Industries Inc.	278,944	15,735
*	Enerpac Tool Group Corp. Class A	812,813	15,289
	Fluor Corp.	1,715,529	15,114
*	Allegheny Technologies Inc.	1,723,865	15,032
	Kaman Corp.	376,174	14,659
	Deluxe Corp.	569,205	14,646
*	Atkore International Group Inc.	642,702	14,609
*	TriMas Corp.	618,804	14,109
*,3	API Group Corp.	978,505	13,924
*	Ferro Corp.	1,118,529	13,870

		Shares	Market Value ($000)
	TTEC Holdings Inc.	254,203	13,867
	Griffon Corp.	693,105	13,543
*	Herc Holdings Inc.	337,003	13,349
*	GMS Inc.	552,101	13,306
	Greenbrier Cos. Inc.	422,471	12,421
	Greif Inc. Class A	342,130	12,389
	Encore Wire Corp.	266,557	12,374
*	Huron Consulting Group Inc.	311,083	12,235
	AZZ Inc.	356,238	12,155
	Comfort Systems USA Inc.	235,636	12,138
	Primoris Services Corp.	623,383	11,246
	Granite Construction Inc.	635,620	11,193
*	Welbilt Inc.	1,731,287	10,665
	Albany International Corp. Class A	208,587	10,327
	ArcBest Corp.	328,726	10,210
	Standex International Corp.	168,378	9,968
*	Cardtronics plc Class A	483,857	9,580
	H&E Equipment Services Inc.	439,560	8,642
	Kforce Inc.	268,646	8,642
	AAR Corp.	454,144	8,538
	Quanex Building Products Corp.	445,935	8,223
	Wabash National Corp.	683,567	8,175
*	TrueBlue Inc.	490,391	7,596
	Kelly Services Inc. Class A	438,955	7,480
*	CIRCOR International Inc.	271,946	7,438
	Apogee Enterprises Inc.	340,419	7,275
*	Conduent Inc.	2,133,845	6,786
*	Gates Industrial Corp. plc	593,130	6,596
*	BrightView Holdings Inc.	570,628	6,505
*	Tutor Perini Corp.	552,347	6,148
*	Aegion Corp. Class A	397,534	5,617
	Hyster-Yale Materials Handling Inc.	140,789	5,230
	MTS Systems Corp.	262,154	5,010
	Gorman-Rupp Co.	143,626	4,231
	Greif Inc. Class B	104,291	4,117
	Kronos Worldwide Inc.	314,276	4,042
*	Pactiv Evergreen Inc.	298,079	3,786
*	Vivint Smart Home Inc.	189,489	3,236
	REV Group Inc.	344,899	2,721
	Resources Connection Inc.	207,916	2,401
	International Seaways Inc.	161,772	2,363
	Triumph Group Inc.	336,563	2,191
*	Manitowoc Co. Inc.	234,922	1,976
			5,686,424
Other (0.0%)[4]
*,2	Spirit MTA REIT	334,911	257
*,2	Clinical Data Care CVR	62,138	—
			257
Real Estate (9.0%)
	VICI Properties Inc.	6,258,626	146,264
	Medical Properties Trust Inc.	7,199,330	126,924
	Gaming & Leisure Properties Inc.	2,852,827	105,355
	Omega Healthcare Investors Inc.	3,089,970	92,514
	National Retail Properties Inc.	2,363,877	81,577
	EastGroup Properties Inc.	534,876	69,176
	First Industrial Realty Trust Inc.	1,729,870	68,849
	Apartment Investment & Management Co. Class A	2,024,405	68,263

		Shares	Market Value ($000)
	Jones Lang LaSalle Inc.	704,158	67,360
	Life Storage Inc.	638,054	67,168
	Kimco Realty Corp.	5,597,421	63,027
	Cousins Properties Inc.	2,020,373	57,762
	Rayonier Inc.	1,856,330	49,081
	VEREIT Inc.	7,323,601	47,603
	Highwoods Properties Inc.	1,412,862	47,430
	Brixmor Property Group Inc.	4,031,804	47,132
	Agree Realty Corp.	732,310	46,604
	SL Green Realty Corp.	995,738	46,172
	Equity Commonwealth	1,569,926	41,807
	Vornado Realty Trust	1,172,938	39,540
	Lexington Realty Trust	3,763,916	39,333
	Lamar Advertising Co. Class A	586,952	38,839
	Federal Realty Investment Trust	515,759	37,877
	PotlatchDeltic Corp.	863,919	36,371
	Corporate Office Properties Trust	1,531,388	36,325
	National Health Investors Inc.	576,847	34,767
	Park Hotels & Resorts Inc.	3,203,923	32,007
	Outfront Media Inc.	1,963,843	28,574
	Douglas Emmett Inc.	1,132,793	28,433
	Weingarten Realty Investors	1,654,945	28,068
	Healthcare Realty Trust Inc.	928,917	27,979
	EPR Properties	1,014,683	27,904
	Apple Hospitality REIT Inc.	2,883,814	27,713
	Taubman Centers Inc.	797,297	26,542
	Brandywine Realty Trust	2,319,583	23,985
	Sunstone Hotel Investors Inc.	2,932,301	23,282
	Piedmont Office Realty Trust Inc. Class A	1,713,899	23,258
	JBG SMITH Properties	869,219	23,243
	Washington REIT	1,126,579	22,678
	RLJ Lodging Trust	2,245,014	19,442
	Industrial Logistics Properties Trust	886,779	19,394
	Global Net Lease Inc.	1,216,897	19,349
	Sabra Health Care REIT Inc.	1,397,713	19,267
	LTC Properties Inc.	533,652	18,603
	Service Properties Trust	2,243,786	17,838
	GEO Group Inc.	1,567,549	17,776
	Columbia Property Trust Inc.	1,556,578	16,982
	Retail Properties of America Inc. Class A	2,913,570	16,928
	American Assets Trust Inc.	694,395	16,728
	Retail Opportunity Investments Corp.	1,523,466	15,867
*	Cushman & Wakefield plc	1,499,996	15,765
	SITE Centers Corp.	2,101,712	15,132
*	Realogy Holdings Corp.	1,567,263	14,795
	Urban Edge Properties	1,507,649	14,654
	Empire State Realty Trust Inc. Class A	2,339,960	14,321
	Uniti Group Inc.	1,320,102	13,907
	DiamondRock Hospitality Co.	2,713,161	13,756
	Office Properties Income Trust	655,881	13,590
	Xenia Hotels & Resorts Inc.	1,546,577	13,579
	Mack-Cali Realty Corp.	1,048,559	13,233
	CoreCivic Inc.	1,631,616	13,053
	Getty Realty Corp.	484,477	12,601
[1]	Macerich Co.	1,829,419	12,422
	Acadia Realty Trust	1,173,058	12,317
	Kennedy-Wilson Holdings Inc.	829,326	12,042
	Diversified Healthcare Trust	3,235,843	11,390

		Shares	Market Value ($000)
	Investors Real Estate Trust	174,416	11,367
	Pebblebrook Hotel Trust	889,773	11,149
	Alexander & Baldwin Inc.	934,250	10,473
	American Finance Trust Inc. Class A	1,475,935	9,254
	Newmark Group Inc. Class A	2,039,994	8,813
	Colony Capital Inc.	3,107,273	8,483
[1]	Brookfield Property REIT Inc. Class A	595,256	7,286
[1]	Tanger Factory Outlet Centers Inc.	1,207,513	7,281
*,1	Seritage Growth Properties Class A	449,591	6,047
	RPT Realty	1,045,725	5,689
	Colony Credit Real Estate Inc.	1,136,550	5,580
	Franklin Street Properties Corp.	1,313,569	4,808
	Saul Centers Inc.	173,519	4,612
[1]	Broadstone Net Lease Inc. Class A	241,897	4,059
*	Forestar Group Inc.	228,726	4,048
	Summit Hotel Properties Inc.	718,562	3,722
*	Tejon Ranch Co.	142,749	2,020
	Urstadt Biddle Properties Inc. Class A	211,896	1,949
	Urstadt Biddle Properties Inc.	22,111	186
			2,478,343
Technology (6.9%)
*	Nuance Communications Inc.	3,838,964	127,415
*	ON Semiconductor Corp.	5,586,805	121,178
	Leidos Holdings Inc.	966,837	86,194
*	Arrow Electronics Inc.	1,055,654	83,038
	SYNNEX Corp.	560,163	78,456
*	CACI International Inc. Class A	341,303	72,752
*	Avalara Inc.	539,853	68,745
	Jabil Inc.	1,842,889	63,137
	Science Applications International Corp.	790,352	61,979
	DXC Technology Co.	3,456,749	61,703
*	Cirrus Logic Inc.	794,100	53,562
*	F5 Networks Inc.	415,621	51,026
*	Change Healthcare Inc.	3,103,585	45,033
*	Dun & Bradstreet Holdings Inc.	1,724,000	44,238
*	LiveRamp Holdings Inc.	851,049	44,059
	Xerox Holdings Corp.	2,314,552	43,444
*	NCR Corp.	1,746,102	38,659
*	Verint Systems Inc.	789,749	38,050
	Perspecta Inc.	1,858,169	36,141
*	Synaptics Inc.	442,216	35,563
	Avnet Inc.	1,343,293	34,711
*	SVMK Inc.	1,526,003	33,740
*	Teradata Corp.	1,408,170	31,965
*	Covetrus Inc.	1,304,169	31,822
*	Medallia Inc.	1,058,345	29,020
*	Plexus Corp.	397,698	28,089
	Vishay Intertechnology Inc.	1,802,715	28,068
*	Insight Enterprises Inc.	476,942	26,985
*	Workiva Inc. Class A	453,979	25,314
*	Sanmina Corp.	875,477	23,682
*	Schrodinger Inc.	489,615	23,262
*	Cerence Inc.	474,412	23,185
	Progress Software Corp.	612,357	22,461
*	Rambus Inc.	1,546,826	21,176
*	NetScout Systems Inc.	936,057	20,434
	CSG Systems International Inc.	427,410	17,502
*	Allscripts Healthcare Solutions Inc.	2,105,529	17,139

		Shares	Market Value ($000)
	Xperi Holding Corp.	1,474,980	16,948
*,1	Appian Corp. Class A	256,045	16,579
*	Avaya Holdings Corp.	1,071,974	16,294
*	Super Micro Computer Inc.	600,165	15,844
*	TTM Technologies Inc.	1,378,816	15,732
	Shutterstock Inc.	295,589	15,382
	Methode Electronics Inc.	484,670	13,813
*	Amkor Technology Inc.	1,148,890	12,868
	Pitney Bowes Inc.	2,353,717	12,498
	Benchmark Electronics Inc.	495,834	9,991
*	Unisys Corp.	814,094	8,686
*	Sprout Social Inc. Class A	203,114	7,820
*	JFrog Ltd.	90,428	7,655
*	ScanSource Inc.	344,659	6,835
*	Groupon Inc. Class A	332,149	6,776
*	Blucora Inc.	620,441	5,845
*	Duck Creek Technologies Inc.	88,821	4,035
*	Diebold Nixdorf Inc.	501,686	3,833
*	Vertex Inc. Class A	156,382	3,597
*	Sumo Logic Inc.	100,612	2,193
*	Bentley Systems Inc. Class B	6,370	200
*	Asana Inc. Class A	6,095	176
			1,896,527
Telecommunications (0.8%)
*	Iridium Communications Inc.	1,531,869	39,185
*	Viavi Solutions Inc.	3,104,946	36,421
*	Vonage Holdings Corp.	3,172,308	32,453
	Telephone & Data Systems Inc.	1,310,061	24,157
*	CommScope Holding Co. Inc.	2,676,425	24,088
*	8x8 Inc.	1,346,539	20,939
*	EchoStar Corp. Class A	649,897	16,176
*	NETGEAR Inc.	386,315	11,906
	ADTRAN Inc.	652,160	6,688
*	United States Cellular Corp.	215,932	6,376
	Plantronics Inc.	443,215	5,248
			223,637
Utilities (5.4%)
	Atmos Energy Corp.	1,678,945	160,490
	Essential Utilities Inc.	3,333,864	134,188
	UGI Corp.	2,837,178	93,570
*	PG&E Corp.	9,903,216	92,991
	OGE Energy Corp.	2,725,609	81,741
*	Stericycle Inc.	1,244,060	78,450
	Pinnacle West Capital Corp.	764,741	57,012
	IDACORP Inc.	686,225	54,829
	ONE Gas Inc.	719,669	49,664
	NRG Energy Inc.	1,576,471	48,461
	National Fuel Gas Co.	1,175,175	47,700
	Hawaiian Electric Industries Inc.	1,410,579	46,888
	Black Hills Corp.	853,291	45,643
	Southwest Gas Holdings Inc.	711,277	44,882
	PNM Resources Inc.	1,083,230	44,770
	Portland General Electric Co.	1,217,220	43,211
	American States Water Co.	501,577	37,593
	ALLETE Inc.	705,538	36,505
	Spire Inc.	667,691	35,521
	New Jersey Resources Corp.	1,304,573	35,250

				Shares	Market Value ($000)
	NorthWestern Corp.			687,833	33,456
	Avista Corp.			927,636	31,651
	MGE Energy Inc.			491,783	30,815
	Clearway Energy Inc. Class C			1,095,771	29,542
	South Jersey Industries Inc.			1,367,846	26,358
	Northwest Natural Holding Co.			415,164	18,844
*	Harsco Corp.			1,073,000	14,926
	California Water Service Group			336,131	14,605
	Clearway Energy Inc. Class A			470,898	11,631
					1,481,187
Total Common Stocks (Cost $26,701,206)					27,345,732
Preferred Stocks (0.0%)
	Qurate Retail Inc. Pfd., 8.000%, 9/15/25 (Cost $4,841)			46,405	4,571
		Coupon
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[5,6]	Vanguard Market Liquidity Fund	0.117%		3,123,759	312,376
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[7]	United States Treasury Bill	0.165%	11/3/20	2,140	2,140
[7]	United States Treasury Bill	0.095%	1/28/21	1,427	1,426
					3,566
Total Temporary Cash Investments (Cost $315,884)					315,942
Total Investments (100.9%) (Cost $27,021,931)					27,666,245
Other Assets and Liabilities—Net (-0.9%)					(248,232)
Net Assets (100%)					27,418,013
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $282,710,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate value of these securities was $13,924,000, representing 0.1% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $298,039,000 was received for securities on loan, of which $290,649,000 is held in Vanguard Market Liquidity Fund and $7,390,000 is held in cash.
7	Securities with a value of $2,837,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2020	732	55,061	30

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
VICI Properties Inc.	2/2/21	GSI	25,420	(0.151)	—	(1,721)
1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	27,308,811	33,456	3,465	27,345,732
Preferred Stocks	4,571	—	—	4,571
Temporary Cash Investments	312,376	3,566	—	315,942
Total	27,625,758	37,022	3,465	27,666,245

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	95	—	—	95
Swap Contracts		1,721	—	1,721
Total	95	1,721	—	1,816
1	Represents variation margin on the last day of the reporting period.